Summary of Significant Accounting Policies - Amortized Cost and Fair Value of Available for Sale Debt Investments by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Amortized cost
Maturing within one year, Amortized cost	$ 24,917
Maturing in one to five years, Amortized cost	1,090
Short-term available for sale investments, Amortized cost	26,007
Fair value
Maturing within one year, Fair value	24,906
Maturing in one to five years, Fair value	1,090
Short-term available for sale investments, Fair value	$ 25,996